Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 28,188	$ 16,810	$ 23,457
Increases as a result of positions taken in prior period	382	1,689
Decreases as a result of positions taken in prior period	(7,913)	(128)	(15,506)
Increases as a result of positions taken in current period	4,601	9,817	8,859
Unrecognized tax exposure at end of year	$ 25,258	$ 28,188	$ 16,810